Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	464	472	636	682	2	2	1,102	1,156
Opening balance adjustment [1]		25						25
Additions			64	54			64	54
Capitalised expenses			246	144			246	144
Amortisation			-213	-226			-213	-226
Impairments 1 2		-32	-5	-22			-5	-54
Exchange rate differences	5	-1	2	4			7	2
Disposals			-10	-3			-10	-3
Changes in the composition of the group and other changes			8	3	1		8	3
Closing balance	469	464	727	636	2	2	1,198	1,102

Gross carrying amount	469	464	2,646	2,491	8	8	3,123	2,962
Accumulated amortisation			-1,876	-1,787	-4	-4	-1,879	-1,790
Accumulated impairments			-43	-69	-2	-2	-45	-70
Net carrying value	469	464	727	636	2	2	1,198	1,102
1In 2022, the allocated goodwill to Türkiye cash generating unit after first being adjusted for hyperinflation accounting for EUR 25 million, was fully impaired for the amount of EUR 32 million (based on discount rate 24.04% and terminal growth rate 10.40% as per
1 January 2022). Türkiye is part of the Retail Other segment.
2Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Schedule of goodwill allocation to group of CGUs	Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGU’s				2023	2022
Retail Netherlands	Value in use	8.80%	2.20%	30	30
Retail Germany	Value in use	8.68%	2.00%	349	349
Retail Poland	Value in use	10.44%	2.40%	75	69
Retail Romania	Value in use	12.72%	2.60%	15	15
				469	464